Statements of Changes in Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 2,605,287	$ 1,916,810
Interest and dividend income	1,739,472	1,284,439
Total investment income	4,344,759	3,201,249
Interest income on notes receivable from participants	36,012	30,599
Contributions:
Company contributions, net of forfeitures	861,007	846,851
Participant contributions	1,162,683	1,104,500
Total contributions	2,023,690	1,951,351
Total additions	6,404,461	5,183,199
Deductions:
Benefits paid directly to participants	1,246,963	3,592,394
Administrative expenses	50,028	49,016
Total deductions	1,296,991	3,641,410
Net increase in net assets available for benefits	5,107,470	1,541,789
Net assets available for benefits
Beginning of year	29,414,692	27,872,903
End of year	$ 34,522,162	$ 29,414,692